Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment(3) based on:
Year	Summary Compensation Table (“SCT”) Total for CEO $	Compensation Actually Paid to CEO(1) $	Average SCT Total Compensation for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	TSR For OBNK $	TSR For Peer Group $	Net Income $	ROAA %
2022	10,218,272	10,110,197	1,168,452	1,084,150	101.09	111.12	87,715,000	1.01
2021	2,079,384	5,251,965	780,066	850,215	116.60	121.03	108,546,000	1.45
2020	1,563,690	(167,745)	695,203	674,913	74.53	89.64	36,357,000	0.56

Company Selected Measure Name		ROAA
Peer Group Issuers, Footnote [Text Block]		Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2019, in OBNK common stock and in the common stock of companies within our peer group. TSR for OBNK stock was (25.47)% in 2020, 56.45% in 2021 and (13.30)% in 2022, for a cumulative three-year TSR of 1.09%. A $100 investment in OBNK stock on December 31, 2019, would be valued at $101.09 at December 31, 2022, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank. The peer group used for this purpose is the Nasdaq OMX ABA Community Bank.
PEO Total Compensation Amount		$ 10,218,272	$ 2,079,384	$ 1,563,690
PEO Actually Paid Compensation Amount	[1]	10,110,197	5,251,965	(167,745)
Non-PEO NEO Average Total Compensation Amount		1,168,452	780,066	695,203
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,084,150	850,215	674,913
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The Named Executive Officers for each of the years presented in the table were as follows: for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore; for 2020, Stephen Brolly, M. Lance Hall, Cary Davis and Preston Moore;
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

			Value of Initial Fixed $100 Investment based on:
Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to Non-CEO NEOs $	TSR For OBNK $	TSR For Peer Group $
2022	10,110,197	1,084,150	101.09	111.12
2021	5,251,965	850,215	116.60	121.03
2020	(167,745)	674,913	74.53	89.64

Compensation Actually Paid vs. Net Income [Text Block]

The graph below describes the relationship between compensation actually paid to our CEO and to our Non-CEO NEOs (as calculated above) and our Net Income for the indicated years.

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to the Non-CEO NEOs $	Net Income $
2022	10,110,197	1,084,150	87,715,000
2021	5,251,965	850,215	108,546,000
2020	(167,745)	674,913	36,357,000

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graph below describes the relationship between compensation actually paid to our CEO and to our non-CEO NEOs (as calculated above) and our ROAA for the indicated years.

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to Non-CEO NEOs $	ROAA %
2022	10,110,197	1,084,150	1.01
2021	5,251,965	850,215	1.45
2020	(167,745)	674,913	0.56

Tabular List [Table Text Block]		Most Important Measures to Determine 2022 Compensation Actually Paid ROAA ROAE Nonperforming asset ratio, as defined in the STIP Net charge-off ratio, as defined in the STIP
Total Shareholder Return Amount	[3]	$ 101.09	116.60	74.53
Peer Group Total Shareholder Return Amount	[3]	111.12	121.03	89.64
Net Income (Loss)		$ 87,715,000	$ 108,546,000	$ 36,357,000
Company Selected Measure Amount		0.0101	0.0145	0.0056
PEO Name		Drake Mills
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		ROAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		ROAE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Nonperforming asset ratio, as defined in the STIP
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net charge-off ratio, as defined in the STIP
PEO [Member] | Change in the actuarial present values reported under column “Change in Pension Value and Nonqualified Deferred Compensation Earnings” of SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (126,437)	$ (122,705)	$ (119,082)
PEO [Member] | Service cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		197,558	191,728	186,065
PEO [Member] | Stock awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,642,860)	(500,031)
PEO [Member] | Fair value at fiscal year-end of unvested stock awards granted during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	8,533,441	531,221
PEO [Member] | Change in fair value at fiscal year-end of unvested stock awards granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(85,469)	166,302	(165,803)
PEO [Member] | Change in fair value at vesting date of stock awards granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,175	101,912	(67,338)
PEO [Member] | Change in fair value at fiscal year-end of unexercised stock options granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(1,568,350)
PEO [Member] | Change in fair value at exercising date of stock options granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,798,556
PEO [Member] | Dividends paid on stock awards not included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,517	5,598	3,073
Non-PEO NEO [Member] | Change in the actuarial present values reported under column “Change in Pension Value and Nonqualified Deferred Compensation Earnings” of SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(37,634)	(19,736)	(27,833)
Non-PEO NEO [Member] | Service cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,192	42,405	58,172
Non-PEO NEO [Member] | Stock awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(387,956)	(93,768)
Non-PEO NEO [Member] | Fair value at fiscal year-end of unvested stock awards granted during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	313,110	99,617
Non-PEO NEO [Member] | Change in fair value at fiscal year-end of unvested stock awards granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,589)	24,213	(23,914)
Non-PEO NEO [Member] | Change in fair value at vesting date of stock awards granted in any prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		413	16,603	(27,905)
Non-PEO NEO [Member] | Dividends paid on stock awards not included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,162	$ 815	$ 1,190

[1]	Drake Mills served as CEO & President of Origin Bancorp, Inc. for each of the years presented in the table.
[2]	The Named Executive Officers for each of the years presented in the table were as follows: for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore; for 2020, Stephen Brolly, M. Lance Hall, Cary Davis and Preston Moore;
[3]	Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2019, in OBNK common stock and in the common stock of companies within our peer group. TSR for OBNK stock was (25.47)% in 2020, 56.45% in 2021 and (13.30)% in 2022, for a cumulative three-year TSR of 1.09%. A $100 investment in OBNK stock on December 31, 2019, would be valued at $101.09 at December 31, 2022, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank. The peer group used for this purpose is the Nasdaq OMX ABA Community Bank.
[4]	We used a Monte-Carlo Simulation to determine the grant date fair value of the 129,735 CEO One-Time Award PSUs granted on December 13, 2022, that may vest based on the achievement of five pre-established stock price hurdles during a seven-year performance period. We used the grant date fair value as the fair value at December 31, 2022, due to the fact that the stock price did not change significantly from the date of grant. We remeasured the fair value of the PSUs awarded under the LTIP during 2022, which is subject to performance conditions based on actual performance during the three-year performance period. The grant date fair value was based on the assumed probable outcome at target. We remeasured the fair value of such awards at December 31, 2022, based on the expected payout resulting from the company’s actual performance and the closing price of company common stock. We remeasured the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested.
[5]	The fair value of the stock options was determined using the Black-Scholes model. The assumptions used in calculating the fair value of the stock options were shown below:
[6]	We remeasured the fair value of the PSUs awarded under the LTIP during 2022, which is subject to performance conditions based on actual performance during the three-year performance period. The grant date fair value was based on the assumed probable outcome at target. We remeasured the fair value of such awards at December 31, 2022, based on the expected payout resulting from the company’s actual performance and the closing price of company common stock. We remeasured the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested.